CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Current assets:
Cash and cash equivalents		$ 36,720,000	$ 10,264,000
Accounts receivable, net		5,070,000	6,791,000
Inventory		10,280,000	22,037,000
Prepaid expenses and other current assets		4,574,000	2,084,000
Advances to related parties		689,000	811,000
Total current assets		57,333,000	41,987,000
Property and equipment, net		5,039,000	4,456,000
Intangible assets, net		213,267,000	198,410,000
Goodwill		328,551,000	328,551,000
Other non-current assets		2,710,000	3,075,000
Total assets		606,900,000	576,479,000
Current liabilities:
Accounts payable and accrued liabilities		13,489,000	25,053,000
Long-term debt, current portion		2,428,000	2,285,000
Deferred revenue, current portion		2,351,000	2,458,000
Other current liabilities		181,000	179,000
Total current liabilities		18,449,000	29,975,000
Long-term debt, net		262,975,000	222,994,000
Long-term portion of deferred revenue		6,528,000	6,799,000
Other long-term liabilities		925,000	2,393,000
Total liabilities		288,877,000	262,161,000
Commitments and contingencies (Note 12)
Members' equity:
Additional paid-in capital		83,000	0
Accumulated deficit		(61,473,000)	(55,018,000)
Accumulated other comprehensive loss		(527,000)	(735,000)
Total liabilities, mezzanine equity and stockholders'/member's equity		606,900,000	576,479,000
EWC Ventures and its Subsidiaries [Member] | Class A Founders Units [Member]
Mezzanine equity:
Temporary equity, value		89,240,000	104,280,000
EWC Ventures and its Subsidiaries [Member] | Common Class D [Member]
Mezzanine equity:
Temporary equity, value		24,909,000	0
EWC Ventures and its Subsidiaries [Member] | Common Class A [Member]
Members' equity:
Class Units		265,791,000	265,791,000
EWC Ventures and its Subsidiaries [Member] | Common Class B [Member]
Members' equity:
Class Units		0	0
EWC Ventures and its Subsidiaries [Member] | Common Class C [Member]
Members' equity:
Class Units		0	$ 0
European Wax Center, Inc. and Subsidiaries
Current assets:
Cash and cash equivalents	$ 25,366,000	36,720,000
Accounts receivable, net	7,312,000	5,070,000
Inventory	18,945,000	10,280,000
Prepaid expenses and other current assets	7,228,000	4,574,000
Advances to related parties	0	689,000
Total current assets	58,851,000	57,333,000
Property and equipment, net	3,996,000	5,039,000
Intangible assets, net	206,747,000	213,267,000
Goodwill	328,551,000	328,551,000
Other non-current assets	3,386,000	2,710,000
Total assets	601,531,000	606,900,000
Current liabilities:
Accounts payable and accrued liabilities	18,733,000	13,489,000
Long-term debt, current portion	3,375,000	2,428,000
Deferred revenue, current portion	2,636,000	2,351,000
Other current liabilities	184,000	181,000
Total current liabilities	24,928,000	18,449,000
Long-term debt, net	174,758,000	262,975,000
Long-term portion of deferred revenue	6,785,000	6,528,000
Other long-term liabilities	1,239,000	925,000
Total liabilities	256,533,000	288,877,000
Commitments and contingencies (Note 12)
Members' equity:
Additional paid-in capital	157,090,000	0
Accumulated deficit	(5,531,000)	0
Accumulated other comprehensive loss	(134,000)	(527,000)
Total liabilities, mezzanine equity and stockholders'/member's equity	601,531,000	606,900,000
European Wax Center, Inc. and Subsidiaries | Class A Founders Units [Member]
Mezzanine equity:
Temporary equity, value	0	89,240,000
European Wax Center, Inc. and Subsidiaries | Common Class D [Member]
Mezzanine equity:
Temporary equity, value	0	24,909,000
European Wax Center, Inc. and Subsidiaries | Common Class C [Member]
Members' equity:
Class Units	$ 0	$ 0